Stock Award Plans - Nonvested Stock Options (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost for stock options, net of forfeitures	$ 0
Options Outstanding
Granted (in shares)	0	0	0
Weighted Average Grant Date Fair Value
Granted (USD per share)	$ 2.73	$ 2.96	$ 2.95
Non-Vested Options
Options Outstanding
Outstanding at beginning of period (in shares)	69,287	145,795	287,750
Granted (in shares)	0	0	0
Vested (in shares)	(62,227)	(61,018)	(119,520)
Forfeited (in shares)	(7,060)	(15,490)	(22,435)
Outstanding at end of period (in shares)	0	69,287	145,795
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 3.85	$ 3.87	$ 3.44
Granted (USD per share)	0.00	0.00	0.00
Vested (USD per share)	3.91	3.88	2.88
Forfeited (USD per share)	3.89	3.90	3.63
Outstanding at end of period (USD per share)	$ 0.00	$ 3.85	$ 3.87